Separation from Kimberly-Clark - Non-Cash Activities Related to Spin-off (Detail) - Kimberly Clark and Affiliates - Spin-off $ in Millions	2 Months Ended
Dec. 31, 2014 USD ($)
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed) [Abstract]
Current assets	$ 81.7
Property retained by Kimberly-Clark	26.5
Accounts payable	(74.0)
Accrued liabilities	(7.4)
Non-current liabilities	(1.3)
AOCI and other	5.9
Total	$ 31.4